Commitments And Contingencies - Summary Of Lessee Operating Lease Liability Maturity (Detail) - Rigetti Holdings [Member]	Dec. 31, 2021 USD ($)
2022	$ 1,807,759
2023	901,316
2024	928,355
2025	956,206
2026	81,262
Total minimum future lease payments	$ 4,674,898